Summary of Methods and Lives used to Amortize Intangible Assets (Detail)	12 Months Ended
Sep. 30, 2014
Core Deposit Intangible
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, amortization method	Straight-line or effective yield
Core Deposit Intangible | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, estimated lives	4 years 9 months
Core Deposit Intangible | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, estimated lives	6 years 2 months 12 days
Brand Intangible
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, amortization method	Straight-line
Finite lived intangible assets, estimated lives	15 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, amortization method	Straight-line
Finite lived intangible assets, estimated lives	8 years 6 months
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, amortization method	Straight-line
Finite lived intangible assets, estimated lives	5 years